Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,165,793	$ 189,210
Other receivables	70,670	3,423
Prepaid expenses and other current assets	65,574	14,677
Total current assets	1,302,037	207,310
Non-current assets:
Leasehold improvements and equipment, net	100,656	24,192
Operating lease right-of-use assets	415,770
Deferred tax assets, net		129,812
Total non-current assets	516,426	154,004
Total assets	1,818,463	361,314
Current liabilities:
Deferred revenue	509,385	147,269
Accounts payable, other payables and accruals	227,565	19,896
Income tax payable	28,694
Current operating lease liabilities	173,292
Amount due to related parties	444,802	372,585
Total current liabilities	1,383,738	539,750
Current liabilities:
Non-current operating lease liabilities	242,478
Total non-current liabilities	242,478
Total liabilities	1,626,216	539,750
COMMITMENTS AND CONTINGENCIES
EQUITY (DEFICIT)
Share capital ($0.0001 par value, 302,734,900 shares issued and outstanding for the year ended December 31, 2019 and 2018)	30,273	30,273
Additional paid in capital	(1,140)	(1,140)
Foreign currency translation reserve	89	3,345
Retained earnings (Deficit)	163,025	(210,914)
Total equity (deficit)	192,247	(178,436)
Total liabilities and equity	$ 1,818,463	$ 361,314